Financial assets and liabilities - Currency Exposures (Details) ₱ in Millions, $ in Millions, $ in Millions	Jun. 30, 2019 CAD ($)	Jun. 30, 2019 PHP (₱)	Jun. 30, 2019 USD ($)
Currency risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	10.00%	10.00%	10.00%
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)	$ 3
Currency risk | 2019 | Cash flow | Commercial paper | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			$ 2,960
Currency risk | 2019 | Cash flow | Commercial paper | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	3,942
Currency risk | 2019 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value | ₱		₱ 892
Currency risk | 2019 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	22
Currency risk | 2019 | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			60
Currency risk | 2019 | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	77
Currency risk | 2019 | Economic - put options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			45
Currency risk | 2019 | Economic - put options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	56
Currency risk | 2019, Hedge Two | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			419
Currency risk | 2019, Hedge Two | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	520
Currency risk | 2020 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			762
Currency risk | 2020 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	991
Currency risk | 2020 | Economic - put options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			81
Currency risk | 2020 | Economic - put options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	101
Currency risk | 2020 | Economic - call options | Economic | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			48
Currency risk | 2020 | Economic - call options | Economic | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	60
Currency risk | 2020, Hedge Two | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value | ₱		₱ 932
Currency risk | 2020, Hedge Two | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	23
Currency risk | 2021 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			$ 40
Currency risk | 2021 | Cash flow | Anticipated transactions | AMOUNT TO PAY
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	50
Currency risk | Top of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	8
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)	186
Currency risk | Bottom of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	2
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income (loss)	$ 174
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	1.00%	1.00%	1.00%
Reasonably possible change in risk variable impact on net earnings	$ (36)
Interest rate risk | Interest rate swap | Fair value hedge
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	$ 808		$ 600